Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2020
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Riverbridge Eco Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Riverbridge Eco Leaders Fund

Investor Class (Ticker Symbol: ECOLX)

Institutional Class (Ticker Symbol: RIVEX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated December 16, 2020, to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated April 1, 2020, as supplemented.

Based on the recommendation of Riverbridge Partners, LLC (the “Advisor”), the Funds’ advisor, the Board of Trustees of the Trust (the “Board”) has approved the proposed reorganization (the “Reorganization”) of the Riverbridge Eco Leaders Fund (the “Target Fund”) into the Riverbridge Growth Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”), subject to approval by the shareholders of the Target Fund.

In order to accomplish the Reorganization, the Board approved an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for an exchange of shares of each class of the Target Fund for shares of the same class of the Acquiring Fund, which would be distributed pro rata by the Target Fund to the holders of the shares of such class in complete liquidation of the Target Fund, and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund. Shareholders of each class of the Target Fund will receive shares of the Acquiring Fund equal in value to the shares of the Target Fund held by the shareholders prior to the Reorganization. The effect of the Reorganization will be that the Target Fund’s shareholders will become shareholders of the Acquiring Fund. The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes.

The Funds’ Advisor will continue to serve as investment advisor to the Acquiring Fund following the Reorganization. The Target Fund and Acquiring Fund have substantially similar, but not identical, investment strategies. The primary difference is that the Target Fund’s strategy includes a policy to invest, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Eco Leader” companies, which are companies that the Advisor believes are transformational and ethical (i.e., companies that position themselves for sustainable market leadership, long-term growth, and capital appreciation), while demonstrating environmental stewardship, social responsibility and corporate governance best practices. Although the Acquiring Fund’s strategy does not include this policy, the Acquiring Fund focuses its investments on similar companies. As a result, the Reorganization is not expected to materially change the way Target Fund shareholders’ investments are managed.

The Board will call a meeting of the shareholders of the Target Fund to vote on the Plan. Management of the Trust expects the shareholder meeting to be held on or about March 17, 2021, at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, California 91740. If the Reorganization is approved by Target Fund shareholders, the Reorganization is expected to take effect in the first quarter of 2021.

Shareholders of the Target Fund will receive a combined prospectus/proxy statement with additional information about the shareholder meeting and the proposed Reorganization. Please read the proxy materials carefully, as they will contain a more detailed description of the proposed Reorganization.

Please file this Supplement with your records.